Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 11,057	¥ 4,873
Unearned Income And Deferred Loan Fees	¥ 251,000		¥ 238,000
Accounts Receivable, Noncurrent, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued Investment Income Receivable		Accrued Investment Income Receivable
Accrued income
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivables	¥ 252,000		¥ 198,000
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 10,111		¥ 11,314